Westcore Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

February 28, 2014

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:       Westcore Trust (the “Registrant”)

            File Nos.          2-75677

                                    811-3373

            Form N-1A Post-Effective Amendment No. 82 (1933 Act)

Dear Sir or Madam:

An electronic (EDGAR) filing is hereby made pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of the Registrant, an open-end management investment company.  This filing includes Post-Effective Amendment No. 82 to the Registrant’s 1933 Act Registration Statement on Form N-1A and Amendment No. 83 to its 1940 Act Registration Statement (the “Amendment”).

The Amendment relates to the Westcore Select Fund (the “Fund”), an existing series of the Registrant.  The Amendment is being filed to reflect the change in the Fund’s classification from non-diversified to diversified for purposes of Section 5 of the 1940 Act, and to incorporate updates to certain other information included in the Prospectus and Statement of Additional Information for the Fund.  The changes to the Fund’s status are reflected in the portion of the Summary Section of the Prospectus titled “Principal Risks of Investing in the Fund” by deleting reference to non-diversified fund risks, and to the section of the Statement of Additional Information titled “Investment Limitations” by amending reference to the Fund’s diversified status.

The Registrant intends to incorporate the disclosure regarding the Fund into the combined Prospectus and Statement of Additional Information for all series of the Trust in Post-Effective Amendment No. 83 under the 1933 Act, which will be filed pursuant to Rule 485(b) on or about April 30, 2014 (“Amendment No. 83”).  The updated Prospectus and Statement of Additional Information with respect to the other series of the Trust to be included in Amendment No. 83 will incorporate changes satisfying the conditions for incorporation under Rule 485(b).

Please address any comments or questions to the undersigned at (720) 917-0864.

Sincerely,

/s/ David T. Buhler

David T. Buhler

Secretary

cc:  Peter H. Schwartz, Davis Graham & Stubbs LLP